UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-7662
U.S. Global Accolade  Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments

HOLMES GROWTH FUND
Portfolio of Investments (unaudited)		July 31, 2008

COMMON STOCKS 76.49%	Shares	Value

Agriculture 4.87%
Monsanto Co.	5,000	$595,550
Potash Corporation of Saskatchewan, Inc.	5,000	1,021,350
The Mosaic Co.	8,500	1,081,285
		2,698,185

Airlines 0.17%
Delta Air Lines, Inc.	12,500	94,250	*

Apparel 4.46%
Coach, Inc.	40,000	1,020,400	*
The Buckle, Inc.	9,000	463,230
Urban Outfitters, Inc.	30,000	990,300	*
		2,473,930

Banks 1.76%
Bancolombia S.A., Sponsored ADR	12,500	421,625
Credicorp Ltd.	7,500	555,075
		976,700

Cable & Wire Products 1.14%
General Cable Corp.	11,000	633,930	*

Coal 1.18%
Patriot Coal Corp.	2,500	315,375	*
Peabody Energy Corp.	5,000	338,250
		653,625

Communications 0.14%
Active Control Technology, Inc.	305,000	75,956	*

Computer Software & Hardware 6.86%
Oracle Corp.	25,000	538,250	*
Research in Motion Ltd.	17,500	2,149,350	*
Salesforce.com, Inc.	17,500	1,116,325	*
		3,803,925

Computers & Data Processing 0.81%
International Business Machines Corp.	3,500	447,930

Construction 0.71%
Desarrolladora Homex S.A. de C.V., ADR	7,000	391,300	*

Diversified Operations 2.94%
McDermott International, Inc.	25,000	1,191,750	*
Team, Inc.	12,000	438,120	*
		1,629,870

E-Commerce 0.94%
CYBERplex, Inc.	1,073,000	523,951	*

Electrical Products 0.40%
Graham Corp.	2,500	222,500

Electronics & Components 0.77%
Amphenol Corp., Class A	9,000	429,030

Energy 1.54%
First Solar, Inc.	3,000	855,330	*

Engineering/Research & Development 0.82%
Aecom Technology Corp.	16,000	455,520	*

Entertainment 2.59%
Activision Blizzard, Inc.	40,000	1,439,200	*

Financial Services 4.75%
Charles Schwab Corp.	40,000	915,600
GMP Capital Trust	58,100	769,409
Jovian Capital Corp.	685,000	461,595	*
MasterCard, Inc.	2,000	488,300
		2,634,904

Food Products 1.40%
CoolBrands International, Inc.	995,200	777,538	*

Gold & Copper Exploration and Development 0.05%
New Gold, Inc.	4,338	25,845	*

Gold Mining 2.35%
Freeport-McMoRan Copper & Gold, Inc.	7,500	725,625
Yamana Gold, Inc.	46,623	576,442
		1,302,067

Machinery 2.23%
Chart Industries, Inc.	4,500	238,140	*
Flowserve Corp.	7,500	1,000,050
		1,238,190

Manufacturing 0.39%
Colfax Corp.	8,000	218,320	*

Medical - Biomedical 3.03%
Illumina, Inc.	18,000	1,678,320	*

Medical Products 4.84%
Alcon, Inc.	5,000	862,150
Baxter International, Inc.	20,000	1,372,200
Varian Medical Systems, Inc.	7,500	450,000	*
		2,684,350

Metal & Mineral Mining 2.43%
Companhia Vale do Rio Doce, ADR	12,500	375,375
Eastern Platinum Ltd.	108,800	200,822	*
Silver Wheaton Corp.	60,000	772,897	*
		1,349,094

Oil & Gas Drilling 5.66%
Atwood Oceanics, Inc.	19,000	872,290	*
Helmerich & Payne, Inc.	13,000	768,690
Transocean, Inc.	11,000	1,496,330	*
		3,137,310

Oil & Gas Exploration & Production 1.96%
Continental Resources, Inc.	10,000	571,200	*
Noble Energy, Inc.	7,000	517,090
		1,088,290
Oil & Gas Field Machinery 5.55%
Cameron International Corp.	20,000	955,200	*
FMC Technologies, Inc.	8,500	525,130	*
Lufkin Industries, Inc.	2,500	223,000
National Oilwell Varco, Inc.	5,000	393,150	*
Weatherford International Ltd.	26,000	980,980	*
		3,077,460

Oil & Gas Royalty Trusts 1.55%
Canadian Oil Sands Trust	5,000	251,184
San Juan Basin Royalty Trust	16,000	610,720
		861,904

Pharmaceuticals 0.72%
United Therapeutics Corp.	3,500	396,865	*

Retail 3.49%
GameStop Corp., Class A	36,000	1,458,360	*
Guess?, Inc.	15,000	475,050
		1,933,410

Schools 2.81%
ITT Educational Services, Inc.	5,000	442,900	*
Strayer Education, Inc.	5,000	1,113,500
		1,556,400

Steel Manufacturing 1.18%
Gerdau S.A., Sponsored ADR	30,000	653,100

Total Common Stocks		42,418,499
(cost $37,071,384)

EXCHANGE-TRADED FUNDS 3.01%

Biotech HOLDERs Trust	4,500	910,575
Financial Select Sector SPDR Fund	35,000	757,050

Total Exchange-Traded Funds		1,667,625
(cost $1,601,051)

WARRANTS 0.45%

Gold & Copper Exploration and Development 0.00%
New Gold, Inc., Warrants (April 2012)	23,500	2,295	*

Gold Mining 0.03%
Yamana Gold, Inc., Warrants (November 2008)	3,300	16,436	*

Metal & Mineral Mining 0.42%
Eastern Platinum Ltd., Warrants (March 2009)	3,343	1,600	*
Silver Wheaton Corp., Warrants (December 2010)	32,500	230,114	*
		231,714

Total Warrants		250,445
(cost $59,312)

Total Securities		44,336,569
(cost $38,731,747)

	Principal
REPURCHASE AGREEMENT 21.68%	Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston,
7/31/08, 2.07%, due 08/01/08, repurchase price $12,026,758,
collateralized by U.S. Treasury securities held in a joint tri-party
account (cost $12,026,066)	$12,026,066	12,026,066

Total Investments 101.63%		56,362,635
(cost $50,757,813)
Other assets and liabilities, net (1.63)%		(902,002)

NET ASSETS 100%		$55,460,633

See notes to portfolios of investments.

GLOBAL MEGATRENDS FUND
Portfolio of Investments (unaudited)		July 31, 2008

COMMON STOCKS 73.71%	Shares	Value

Aerospace/Defense 1.24%
Northrop Grumman Corp.	3,900	$262,821
Raytheon Company	5,900	335,887
		598,708

Airports 2.41%
Macquarie Airports	165,000	1,163,955

Cable & Wire Products 1.26%
General Cable Corp.	10,500	605,115	*

Chemicals 0.75%
Air Products & Chemicals, Inc.	3,800	361,798

Coal 1.36%
Patriot Coal Corp.	2,500	315,375	*
Peabody Energy Corp.	5,000	338,250
		653,625

Communications 3.03%
America Movil SAB de C.V., ADR, Series L	8,000	403,920
China Mobile Ltd., Sponsored ADR	4,000	267,400
Orascom Telecom Holding, S.A.E., GDR	3,000	156,459
VimpelCom, Sponsored ADR	25,000	630,750
		1,458,529

Construction 3.43%
Anhui Conch Cement Co. Ltd., H shares	60,000	352,393
Desarrolladora Homex S.A. de C.V., ADR	12,000	670,800	*
Leighton Holdings Ltd.	16,000	630,526
		1,653,719

Consulting Services 1.76%
Hill International, Inc.	50,000	847,500	*

Diversified Operations 2.01%
Keppel Corp. Ltd.	60,000	461,553
Sherritt International Corp.	10,000	103,423
Team, Inc.	11,000	401,610	*
		966,586

Electric Generation 4.32%
Companhia Energetica de Minas Gerais, Sponsored ADR	32,161	763,824
FirstEnergy Corp.	9,000	661,950
Vestas Wind Systems A/S	5,000	657,356	*
		2,083,130

Electric Services 1.84%
CPFL Energia S.A., ADR	12,500	886,500

Electrical Products 0.37%
Graham Corp.	2,000	178,000

Electronics & Components 0.73%
Corning, Inc.	17,600	352,176

Energy 3.76%
Energy Conversion Devices, Inc.	5,500	384,615	*
First Solar, Inc.	5,000	1,425,550	*
		1,810,165

Engineering/Research & Development 4.53%
ABB Ltd., Sponsored ADR	10,000	262,200
Aecom Technology Corp.	15,000	427,050	*
Fluor Corp.	4,000	325,400
Foster Wheeler Ltd.	11,000	624,470	*
SNC-Lavalin Group, Inc.	10,000	543,874
		2,182,994

Gold Mining 0.48%
Barrick Gold Corp.	5,500	232,925

Holding Company 1.35%
Berkshire Hathaway, Inc., Class B	170	650,930	*

Machinery 3.70%
Chart Industries, Inc.	3,500	185,220	*
Flowserve Corp.	12,000	1,600,080
		1,785,300

Manufacturing 5.36%
Colfax Corp.	6,500	177,385	*
Danaher Corp.	5,200	414,180
General Electric Co.	35,000	990,150
ITT Corp.	5,500	368,280
Terex Corp.	5,000	236,650	*
The Manitowoc Co., Inc.	15,000	395,400
		2,582,045

Metal & Mineral Mining 4.19%
BHP Billiton Ltd., Sponsored ADR	11,000	821,260
Companhia Vale do Rio Doce, ADR	12,500	375,375
Eastern Platinum Ltd.	19,400	35,808	*
Freeport-McMoRan Copper & Gold, Inc.	6,000	580,500
Rio Tinto plc, Sponsored ADR	500	208,800
		2,021,743

Oil & Gas - Integrated 2.59%
Gazprom OAO, Sponsored ADR	14,000	671,049
Hess Corp.	5,700	577,980
		1,249,029

Oil & Gas Drilling 1.89%
Transocean, Inc.	6,699	911,265	*

Oil & Gas Exploration & Production 0.13%
Pacific Rubiales Energy Corp.	6,233	62,759	*

Oil & Gas Extraction & Services 1.92%
Apache Corp.	1,800	201,906
Baker Hughes, Inc.	3,800	315,058
Schlumberger Ltd.	4,000	406,400
		923,364

Oil & Gas Field Machinery 2.82%
Lufkin Industries, Inc.	2,000	178,400
National Oilwell Varco, Inc.	15,000	1,179,450	*
		1,357,850

Real Estate Developers 0.36%
Gafisa S.A., ADR	5,000	171,200

Steel Manufacturing 4.85%
Companhia Siderurgica Nacional S.A., Sponsored ADR	27,000	1,058,130
Evras Group S.A., GDR	5,000	477,580
Gerdau S.A., Sponsored ADR	16,000	348,320
POSCO, ADR	1,000	132,650
United States Steel Corp.	2,000	320,720
		2,337,400

Transport & Storage 1.69%
Westshore Terminals Income Fund	45,000	815,225

Transportation 4.40%
Burlington Northern Santa Fe Corp.	10,000	1,041,300
CSX Corp.	16,000	1,081,280
		2,122,580

Utilities 4.56%
Exelon Corp.	14,000	1,100,680
FPL Group, Inc.	17,000	1,097,010
		2,197,690

Water Treatment Systems 0.62%
Hyflux Ltd.	150,000	299,023

Total Common Stocks		35,522,828
(cost $34,792,649)

EXCHANGE-TRADED FUND 0.82%

SPDR Gold Trust
(cost $279,796)	4,400	396,220	*

CLOSED-END FUND 0.69%

Macquarie International Infrastructure Fund Ltd.
(cost $393,040)	600,000	332,712

WARRANTS 0.00%

Oil & Gas Exploration & Production 0.00%
Pacific Rubiales Energy Corp., Warrants (July 2012)
(cost $327)	58	283	*

Total Securities		36,252,043
(cost $35,465,812)

	Principal
REPURCHASE AGREEMENT 25.14%	Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston,
7/31/08, 2.07%, due 08/01/08, repurchase price $12,116,620,
collateralized by U.S. Treasury securities held in a joint tri-party
account (cost $12,115,923)	$12,115,923	12,115,923

Total Investments 100.36%		48,367,966
(cost $47,581,735)
Other assets and liabilities, net (0.36)%		(171,243)

NET ASSETS 100%		$48,196,723

See notes to portfolios of investments.

EASTERN EUROPEAN FUND
Portfolio of Investments (unaudited)		July 31, 2008

COMMON STOCKS 93.11%	Shares	Value

Broadcasting & Cable TV 2.77%
Cyfrowy Polsat, S.A.	1,818,595	$12,435,190
TVN S.A.	2,420,641	21,223,274
		33,658,464

Commodity Chemicals 3.27%
Uralkali, Sponsored GDR	677,797	39,696,936

Communications 11.79%
Mobile TeleSystems	2,573,685	29,268,473
Mobile TeleSystems, Sponsored ADR	424,602	30,316,583
Telekomunikacja Polska S.A.	20,693	229,005
Telekomunikacja Polska S.A., GDR	2,560,990	28,511,502	@
VimpelCom, Sponsored ADR	2,173,204	54,829,937
		143,155,500

Construction & Engineering 1.06%
Strabag SE	192,401	12,913,181	*

Diversified Banks 24.28%
OTP Bank Nyrt.	617,840	28,540,935
OTP Bank Nyrt., GDR	751,492	17,598,440	@
Powszechna Kasa Oszczednosci Bank Polski S.A.	687,453	17,325,214
Raiffeisen International Bank Holding AG	284,424	35,481,521
Sberbank RF	42,281,367	125,871,207
Turkiye Garanti Bankasi a.s.	15,591,162	52,006,010
Turkiye Halk Bankasi a.s.	2,658,680	18,007,540	*
		294,830,867

Diversified Metals & Mining 1.99%
Belon OJSC	22,591	3,975,451	* @
JSC MMC Norilsk Nickel, ADR	924,382	20,170,015
		24,145,466

Electric Utilities 5.08%
CEZ a.s.	753,213	61,746,269

Financial Services 0.86%
Finans Finansal Kiralama a.s.	3,324,749	10,416,190	*

Gold Mining 0.92%
KazakhGold Group Ltd., GDR	636,547	11,223,170	*

Insurance 1.84%
Aksigorta a.s.	4,997,285	22,303,996

Multi-Sector Holdings 4.14%
Haci Omer Sabanci Holding a.s.	10,084,253	50,231,984

Oil & Gas - Integrated 21.16%
Gazprom OAO, Sponsored ADR	2,994,980	144,358,036
LUKOIL, Sponsored ADR	646,508	54,112,720
Rosneft Oil Co. OJSC, GDR	5,509,621	58,523,315
		256,994,071

Oil & Gas Exploration & Production 7.13%
KazMunaiGas Exploration Production, GDR	1,363,291	34,689,213
NovaTek OAO, Sponsored GDR	462,557	35,300,540	@
Surgutneftegaz	18,321,005	16,580,509
		86,570,262

Packaged Foods & Meats 0.85%
Wimm-Bill-Dann Foods	178,630	10,290,160	@

Real Estate Investment Trusts 0.68%
MirLand Development Corp. plc	1,514,507	8,242,366	*

Real Estate Management & Development 2.59%
Dolphin Capital Investors Ltd.	9,795,395	17,906,921	*
Plaza Centers N.V.	1,182,286	2,952,603	*
RGI International Ltd.	1,772,781	10,645,704	*
		31,505,228

Steel Manufacturing 2.70%
Mechel, Sponsored ADR	1,061,828	22,531,990
Novolipetsk Steel, GDR	232,447	10,268,888
		32,800,878

Total Common Stocks		1,130,724,988
(cost $1,140,471,865)

PREFERRED STOCKS 0.64%

Oil & Gas Exploration & Production 0.64%
Surgutneftegaz, Preferred Stock	13,529,631	5,272,497	@
Surgutneftegaz, Preferred Stock, Sponsored ADR	639,980	2,494,002	@

Total Preferred Stocks		7,766,499
(cost $15,857,882)

Total Securities		1,138,491,487
(cost $1,156,329,747)

	Principal
REPURCHASE AGREEMENT 6.23%	Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston,
7/31/08, 2.07%, due 08/01/08, repurchase price $75,636,058,
collateralized by U.S. Treasury securities held in a joint tri-party
account (cost $75,631,709)	$75,631,709	75,631,709

Total Investments 99.98%		1,214,123,196
(cost $1,231,961,456)
Other assets and liabilities, net 0.02%		198,081

NET ASSETS 100%		$1,214,321,277

See notes to portfolios of investments.

GLOBAL EMERGING MARKETS FUND
Portfolio of Investments (unaudited)		July 31, 2008

COMMON STOCKS 84.61%	Shares	Value

Air Freight & Logistics 1.12%
Shenzhen International Holdings Ltd.	3,774,500	$366,357

Aluminum 1.13%
Vimetco NV, GDR	47,828	369,813	*

Apparel 1.00%
China Hongxing Sports Ltd.	944,000	328,815

Commodity Chemicals 1.10%
Uralkali, Sponsored GDR	6,132	359,136

Communications 5.01%
America Movil SAB de C.V., ADR, Series L	10,000	504,900
China Mobile Ltd.	69,500	929,649
Telecom Egypt	72,377	205,479
		1,640,028

Computer Hardware 1.70%
Wistron Corp.	377,636	555,990

Computer Storage & Peripherals 0.91%
KYE Systems Corp.	300,775	299,099

Construction & Engineering 2.89%
Daelim Industrial Co., Ltd.	3,565	317,738
Era Infra Engineering Ltd.	23,610	290,170
Strabag SE	5,047	338,734	*
		946,642

Construction Materials 1.05%
China National Building Material Co., Ltd., H shares	178,000	343,592

Department Stores 1.09%
Lojas Renner S.A.	17,869	358,110

Diversified Banks 13.05%
China Construction Bank, Class H	371,000	325,386
Commercial Bank of Qatar, GDR	40,249	301,465	*
Industrial and Commercial Bank of China, H shares	929,000	698,921
Kookmin Bank	6,740	386,446
Kookmin Bank, Sponsored ADR	11,281	646,852
Korea Exchange Bank	27,872	362,649
Raiffeisen International Bank Holding AG	2,959	369,131
Sberbank RF	108,395	322,691
Shinhan Financial Group Co. Ltd.	8,397	392,400
Turkiye Garanti Bankasi a.s.	140,957	470,177
		4,276,118

Diversified Metals & Mining 4.06%
Belon OJSC	2,194	386,089	* @
Grupo Mexico SAB de C.V., Series B	175,200	312,340
Orsu Metals Corp.	302,836	189,282
Orsu Metals Corp. (RS)	128,000	76,004	* @
Raspadskaya	52,188	364,930
		1,328,645

Forest Products 1.17%
China Grand Forestry Resources Group Ltd.	4,450,000	383,839	*

Gold Mining 1.44%
KazakhGold Group Ltd., GDR	26,730	471,285	*

Healthcare Equipment & Services 1.69%
Opto Circuits India Ltd.	78,156	554,976

Homebuilding 2.05%
Construtora Tenda S.A.	47,528	326,806	*
Urbi, Desarrollos Urbanos, S.A. de C.V.	104,200	345,257	*
		672,063

Household Appliances 0.31%
Shell Electric Manufacturing Co., Ltd.	197,000	100,797

Industrial Conglomerates 1.11%
UEM World Bhd	404,800	364,553

Industrial Machinery 1.11%
Lupatech S.A.	9,651	363,538

Insurance 2.15%
Cathay Financial Holding Co., Ltd.	168,687	326,101
China Life Insurance Co., Ltd., H shares	100,000	377,815
		703,916

Metal & Mineral Mining 5.12%
Companhia Vale do Rio Doce, Sponsored ADR	48,271	1,263,252
Eastern Platinum Ltd.	223,576	412,675	*
		1,675,927

Oil & Gas - Integrated 17.18%
Gazprom OAO, Sponsored ADR	51,851	2,499,218
PetroChina Co., Ltd., ADR	4,000	533,840
PetroChina Co., Ltd., H shares	60,000	80,111
Petroleo Brasileiro S.A., ADR	40,088	1,837,634
Sasol Ltd.	12,740	676,465
		5,627,268

Oil & Gas Exploration & Production 2.94%
CNOOC Ltd.	202,000	297,728
KazMunaiGas Exploration Production, GDR	14,642	372,569
OGX Petroleo e Gas Participacoes SA	600	294,580	*
		964,877

Paper Products 0.38%
Shandong Chenming Paper Holdings Ltd., Class B, H shares	149,776	123,700

Real Estate Management & Development 2.50%
Dolphin Capital Investors Ltd.	183,739	335,892	*
Inpar S.A.	63,393	190,223	*
RGI International Ltd.	48,574	291,691	*
		817,806

Retail 1.23%
Shinsegae Co., Ltd.	787	404,631

Semiconductors 6.81%
Samsung Electronics Co., Ltd.	1,903	1,059,068
Samsung Electronics Co., Ltd., GDR, 144A	1,024	285,184
Siliconware Precision Industries Co.	324,686	427,799
Taiwan Semiconductor Manufacturing Co., Ltd.	115	209
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	48,485	460,607
		2,232,867

Steel 1.27%
Usinas Siderurgicas de Minas Gerais S.A.	9,750	416,132

Water Utilities 1.01%
China Water Affairs Group Ltd.	1,296,000	331,175	*

Wireless Telecommunication Services 1.03%
MTN Group Ltd.	19,680	339,032

Total Common Stocks		27,720,727
(cost $31,501,264)

EXCHANGE-TRADED FUND 0.97%

iShares MSCI Taiwan Index Fund
(cost $369,333)	24,268	318,639

CLOSED-END FUNDS 4.90%

Advance Developing Markets Trust plc	27,931	226,567
Metage Special Emerging Markets Fund Ltd.	8,713	1,378,135	* @

Total Closed-End Funds		1,604,702
(cost $1,329,714)

EQUITY-LINKED SECURITIES 6.16%

Application Software 2.04%
Tanla Solutions Ltd. (January 2010)	131,153	669,930	@

Construction & Engineering 1.64%
Arabtec Holding Co. (March 2017)	90,460	469,126	@
Era Infra Engineering Ltd. (January 2010)	5,500	67,452	@
		536,578
Healthcare Equipment & Services 0.04%
Opto Circuits India Ltd. (May 2009)	1,734	12,374	* @

IT Consulting & Other Services 1.19%
Mastek Ltd., 144A (October 2009)	49,030	389,788	* @

Specialized Finance 1.25%
IFCI Ltd. (July 2018)	203,023	219,671	* @
IFCI Ltd., 144A (January 2012)	177,040	191,557	* @
		411,228

Total Equity-Linked Securities		2,019,898
(cost $1,978,761)

WARRANTS 0.01%

Diversified Metals & Mining 0.01%
Orsu Metals Corp., Warrants (March 2011)
(cost $0)	25,813	4,538	*

UNITS 1.03%

Diversified Banks 1.03%
Unibanco, Units
(cost $344,569)	25,300	335,976

Total Securities		32,004,480
(cost $35,523,641)

	Principal
REPURCHASE AGREEMENT 3.29%	Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston,
7/31/08, 2.07%, due 08/01/08, repurchase price $1,078,004,
collateralized by U.S. Treasury securities held in a joint tri-party
account (cost $1,077,942)	$1,077,942	1,077,942

Total Investments 100.97%		33,082,422
(cost $36,601,583)
Other assets and liabilities, net (0.97)%		(318,867)

NET ASSETS 100%		$32,763,555

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited)	July 31, 2008

Legend
* Non-income producing security	RS Restricted Security (see following)
ADR American Depositary Receipt
GDR Global Depositary Receipt
@           Security was fair valued at July 31, 2008, by U.S. Global Investors, Inc. (Adviser) in accordance with valuation procedures approved by the Board of Trustees.  Fair valued securities, as a percentage of net assets at July 31, 2008, were 8.52% of Eastern European and 11.78% of Global Emerging Markets.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

Equity-linked securities are derivative securities that are linked to the performance of an underlying foreign security.  This type of investment allows the fund to have market exposure to foreign securities without trading directly in the local market.  This type of security may also be known as a participatory note or certificate.

For more comprehensive information on the funds' policies regarding the valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation.  Securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation.  Short-term investments with effective maturities of sixty days or less at the date of purchase may be valued at amortized cost, which approximates market value.

Fair Valued Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.  The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies, the extent of a Fund’s investment in the trading securities of the issuer; and other relevant matters.  The fair values may differ from what would have been used had a broader market for these securities existed.

For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees.  The Funds may use a systematic fair value model provided by an independent third party to value international securities.  At July 31, 2008, this model was used to value certain foreign securities in the Global MegaTrends, Eastern European and Global Emerging Markets Funds.

 Restricted Securities

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities.  The issuer bears the cost of registration, if any, involved in the disposition of these securities.

	Acquisition	Cost per
Global Emerging Markets Fund	Date	Share

Orsu Metals Corp.	04/18/08	$0.85

At July 31, 2008, the total cost of restricted securities was $108,248, and the total value was $76,004, representing 0.23% of net assets.

Joint Tri-Party Repurchase Agreement

The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation.  The Funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreement and the securities held as collateral at July 31, 2008, were:

Credit Suisse First Boston repurchase agreement, 07/31/08, 2.07%, due 08/01/08:
      Total principal amount: $278,487,164; Total repurchase value: $278,503,177

 Collateral:
 $278,405,000 U.S. Treasury Note, 3.625%, 05/15/13
                    (total collateral market value, including accrued interest, of  $284,060,779)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreement.  Each owns an undivided interest in the account.

Portfolio Tax Information

The following table presents the income tax basis of the securities owned at July 31, 2008, and the tax basis components of net unrealized appreciation or depreciation:

	Aggregate	Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

Holmes Growth	$ 50,757,813	$ 7,510,212	$ (1,905,390)	$ 5,604,822
Global MegaTrends	47,581,735	3,597,251	(2,811,020)	786,231
Eastern European	1,231,961,456	91,780,230	(109,618,490)	(17,838,260)
Global Emerging Markets	36,601,583	2,418,703	(5,937,864)	(3,519,161)

Proposed Changes to Funds

The Trustees have recommended certain changes to the organization and contracts of the Funds.  The changes are conditioned upon approval by the shareholders of each Fund.  Approval of these changes by the shareholders of the Funds is the subject of a Special Meeting of Shareholders scheduled to be held in September 2008.  The Trustees have recommended that the Funds’ shareholders approve these changes.

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Accolade Funds

By:        /s/ Frank E. Holmes
              Frank E. Holmes
              President, Chief Executive Officer

Date:                      September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Frank E. Holmes
    Frank E. Holmes
President, Chief Executive Officer

Date:                      September 19, 2008

By:          /s/ Catherine A. Rademarcher
                Catherine A. Rademacher
Treasurer

Date:                      September 19, 2008